EARNINGS PER SHARE - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Nov. 05, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: Basic
Net earnings										$ 268,586	$ 32,183	$ 292,371
Net loss (earnings) attributable to noncontrolling interests										1,140	(9,288)	(45,599)
Net earnings attributable to IAC shareholders		$ 509,125	$ 184,917	$ (96,117)	$ (328,199)	$ 6,887	$ 16,466	$ 13,789	$ (14,247)	269,726	22,895	246,772
Numerator: Diluted
Net earnings										268,586	32,183	292,371
Net loss (earnings) attributable to noncontrolling interests										1,140	(9,288)	(45,599)
Impact from public subsidiaries' dilutive securities										71	0	0
Net earnings attributable to IAC shareholders										$ 269,797	$ 22,895	$ 246,772
Denominator: Basic
Weighted average basic shares outstanding (shares)										85,355,000	85,132,000	85,132,000
Denominator: Diluted
Weighted average basic shares outstanding (shares)										85,355,000	85,132,000	85,132,000
Dilutive securities (shares)										5,593,000	0	0
Denominator for earnings per share - weighted average shares (shares)										90,948,000	85,132,000	85,132,000
Earnings (loss) per share attributable to IAC shareholders: Basic
Loss (earnings) per share (USD per share)		$ 5.96	$ 2.17	$ (1.13)	$ (3.86)	$ 0.08	$ 0.19	$ 0.16	$ (0.17)	$ 3.16	$ 0.27	$ 2.90
Earnings (loss) per share attributable to IAC shareholders: Diluted
Loss (earnings) per share (USD per share)		$ 5.59	$ 2.04	$ (1.13)	$ (3.86)	$ 0.08	$ 0.19	$ 0.16	$ (0.17)	$ 2.97	$ 0.27	$ 2.90
Anti-dilutive weighted average common shares
Term of employment agreement and restricted stock agreement (in years)	10 years
Potentially dilutive securities excluded from calculation of diluted earnings per share (shares)										3,100,000
Chief Executive Officer | Restricted Stock Awards | RSA Agreement
Anti-dilutive weighted average common shares
Shares authorized for issuance (in shares)	3,000,000